EQUITY - Non-controlling shareholders (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of subsidiaries [line items]
Percentage of interest sold	49.99%
Equity at beginning of period	R$ 70,006,196	R$ 69,556,764	R$ 70,455,578
Company	69,927,196
Non-controlling shareholders	79,000
Statements of income movements after closing	4,057,902	6,229,357	4,770,527
Company	4,085,013	6,239,364	4,770,527
Non-controlling shareholders	(27,111)	(10,007)
Equity at end of period	68,455,847	70,006,196	69,556,764
Company	68,403,740	69,927,196
Non-controlling shareholders	R$ 52,107	79,000
Total
Disclosure of subsidiaries [line items]
Percentage of interest sold	49.99%
Equity at beginning of period	R$ 158,030	178,056
Company	79,030	89,046
Non-controlling shareholders	79,000	89,010
Net equity movements after closing	15,662	(7)
Company	15,544	(4)
Non-controlling shareholders	118	(3)
Statements of income movements after closing	(54,754)	(20,019)
Company	(27,643)	(10,012)
Non-controlling shareholders	(27,111)	(10,007)
Equity at end of period	123,938	158,030	178,056
Company	71,831	79,030	89,046
Non-controlling shareholders	52,107	79,000	89,010
CloudCo Brasil
Disclosure of subsidiaries [line items]
Equity at beginning of period	76,845	95,368
Company	38,430	47,694
Non-controlling shareholders	38,415	47,674
Net equity movements after closing	(78)	(7)
Company	(39)	(4)
Non-controlling shareholders	(39)	(3)
Statements of income movements after closing	(55,192)	(18,516)
Company	(27,602)	(9,260)
Non-controlling shareholders	(27,590)	(9,256)
Equity at end of period	21,575	76,845	95,368
Company	10,789	38,430	47,694
Non-controlling shareholders	10,786	38,415	47,674
IoTco Brasil
Disclosure of subsidiaries [line items]
Equity at beginning of period	81,185	82,688
Company	40,600	41,352
Non-controlling shareholders	40,585	41,336
Net equity movements after closing	(328)
Company	(164)
Non-controlling shareholders	(164)
Statements of income movements after closing	981	(1,503)
Company	491	(752)
Non-controlling shareholders	490	(751)
Equity at end of period	81,838	81,185	82,688
Company	40,927	40,600	41,352
Non-controlling shareholders	R$ 40,911	R$ 40,585	R$ 41,336
Vivo Ventures
Disclosure of subsidiaries [line items]
Percentage of interest sold	2.00%	2.00%
Equity at beginning of period	R$ 5,000
Company	4,900
Non-controlling shareholders	100
Net equity movements after closing	16,068
Company	15,747
Non-controlling shareholders	321
Statements of income movements after closing	(543)
Company	(532)
Non-controlling shareholders	(11)
Equity at end of period	20,525	R$ 5,000
Company	20,115	4,900
Non-controlling shareholders	R$ 410	R$ 100